SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - Goodvision AI Inc [Member] - USD ($)	Mar. 31, 2026	Sep. 30, 2025
SchedulesOfAccountsReceivablesLineItem [Line Items]
Accounts receivable	$ 4,265,340	$ 1,056,554
Less: allowance for credit losses
Accounts receivable, net	$ 4,265,340	$ 1,056,554